Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Loss and Comprehensive Loss
Revenues	$ 11,171
Expenses
Research and development	1,073,747	$ 709,379
General and administrative	2,239,469	1,644,357
Marketing	836,582	183,341
Share-based payments	6,833,609	399,843
Total expenses	10,983,407	2,936,920
Other items
Amortization and depreciation	49,358	22,307
Net financial (income) expense	(473,307)	9,511
Other items	(423,949)	31,818
Net loss	10,548,287	2,968,738
Other comprehensive income
Gain on equity instrument designated at fair value through other comprehensive income	295,240
Total comprehensive loss	$ 10,253,047	$ 2,968,738
Basic loss per share	$ 0.055	$ 0.02
Diluted loss per share	$ 0.055	$ 0.02
Weighted average number of common shares, basic	186,699,446	148,428,317
Weighted average number of common shares, diluted	186,699,446	148,428,317